Company Background (Details Narrative) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended							93 Months Ended			1 Months Ended	9 Months Ended	1 Months Ended
	Feb. 07, 2014	Jan. 03, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2013	Feb. 05, 2014	May 31, 2013	May 31, 2006 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	May 31, 2006 Series C Preferred Stock [Member]		May 31, 2006 Preferred Series A [Member]		May 31, 2006 Preferred Series B [Member]		May 31, 2006 Series C Preferred Stock [Member]		Mar. 24, 2006 Series C Preferred Stock [Member]
Issuance of common stock, shares																		9,447,100	9,447,100
Issuance of preferred stock																				13,859,324	[1]	14,440,920	[1]	11,113,544	[1]
Issuance of preferred stock issued additional																30,420,148										704,225	[1]	704,225
Proceeds from issuance of common stock and warrants	$ 3,923,100
Issuance of common shares for cash, Shares	6,276,960
Warrants issued	6,276,960
Warrant exercise price per share	$ 0.625	$ 0.625						$ 0.625							$ 0.625
Proceeds from issuance of notes payable		2,076,000						8,489,036
Aggregate principal amount of notes payable (issued Jan. 03, 2014) converted to common stock		2,076,000						8,489,036							8,489,036
Outstanding principal notes repaid in full												500,000	55,000
Shares of Common Stock issued upon conversion of notes payable		3,353,437						14,446,777
Warrants issued upon conversion of notes payable (issued Jan. 03, 2014)		3,321,600						14,446,777
Stock options cancelled	15,290,486
Exercise price of cancelled option	$ 0.07
Stock options issued in substitution of cancelled options	6,889,555
Stock options issued in substitution of cancelled options, price per share	$ 0.155
Additional stock options issued purchase number of common stock	20,867,266
Additional stock options issued purchase number of common stock, price per share	$ 0.625
Ownership interest								100.00%							100.00%		100.00%
Net losses			(2,021,070)	(907,229)	(13,305,999)	(1,501,521)	(4,104,289)	(4,361,165)	(2,543,390)	(1,879,940)	(3,948,021)	(1,451,711)	(6,700,148)	(7,908,993)	(32,897,657)
Deficit accumulated during the development stage									28,536,492
Cash in operating activities					$ (3,786,706)	$ (2,012,990)		$ (4,127,761)	$ (1,159,237)						$ (23,516,610)

[1]	These shares were subsequently converted into 40,118,013 shares of Series A Preferred Stock.